SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		£ 17,656	£ 17,922
Issued during the year			1,729
Repurchases and redemptions during the year	[1]	(818)	(2,256)
Foreign exchange movements		(533)	546
Other movements (all non-cash)		825	(285)
Ending Balance		17,130	17,656
Preference shares [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		803	813
Repurchases and redemptions during the year	[1]	(3)
Foreign exchange movements		(12)	18
Other movements (all non-cash)		114	(28)
Ending Balance		902	803
Preferred securities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		3,205	3,690
Repurchases and redemptions during the year	[1]	(49)	(614)
Foreign exchange movements		(83)	131
Other movements (all non-cash)		152	(2)
Ending Balance		3,225	3,205
Undated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		588	565
Repurchases and redemptions during the year	[1]	(53)
Foreign exchange movements		(36)	20
Other movements (all non-cash)		18	3
Ending Balance		517	588
Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		13,060	12,854
Issued during the year			1,729
Repurchases and redemptions during the year	[1]	(713)	(1,642)
Foreign exchange movements		(402)	377
Other movements (all non-cash)		541	(258)
Ending Balance		£ 12,486	£ 13,060

[1]	The repurchases and redemptions resulted in cash outflows of 818 million (2018: 2,256 million).